RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

10.      RELATED PARTY TRANSACTIONS

During the years ended December 31, 2020, 2019 and 2018, the Company entered into the following transactions with related parties:

	December 31, 2020	December 31, 2019	December 31, 2018

Consulting fees paid or accrued to officers or their companies	894,616	$701,957	$850,028
Directors' fees	2,238	2,257	2,316

Stock option grants to officers and directors	123,837	—	—
Stock option grant price range	CAD$0.60 to CAD $1.23	—	—

Of the total consulting fees noted above, $531,527 (December 31, 2019 - $399,365, December 31, 2018 - $548,585) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $265,764 (December 31, 2019 - $199,683, December 31, 2018 - $274,292) of this amount. As at December 31, 2020, a prepaid balance of $12,065 (December 31, 2019, $83,592 balance payable, December 31, 2018 - $53,632 balance payable) exists to this related company and $Nil remains payable (December 31, 2019 - $3,800, December 31, 2018 - $3,800) to the related party for expenses earned for work on behalf of the Company.

During 2020 the Company granted 314,000 options to insiders at a prices between of $0.47 (CAD$0.60) and $0.96 (CAD$1.23).  A total of $123,837 was included in consulting fees related to these options.  During 2019 and 2018 the Company did not grant stock options to insiders.